Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005435
Average Annual Return [Line Items]
Average Annual Return, Percent	13.50%		10.71%		11.38%
Without Sales Load [Member] | C000012104
Average Annual Return [Line Items]
Average Annual Return, Percent	13.21%		10.41%		11.08%
Without Sales Load [Member] | C000166314
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%		10.85%	12.55%
Without Sales Load [Member] | C000225815
Average Annual Return [Line Items]
Average Annual Return, Percent	14.23%	10.61%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%	13.94%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	11.35%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%		13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%		13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	14.44%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	13.13%